STATEMENTS OF OPERATIONS (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A
Ordinary shares subject to possible redemption, shares issued	29,191,301	29,510,755
Class B
Shares subject to forfeiture			1,125,000